Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Preferred Stock Series D	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Non-Controlling Interest
Beginning balance, value at Dec. 31, 2010	$ 2,676,343					$ 2,213	$ 4,749,678	$ (2,075,548)
Beginning balance, shares at Dec. 31, 2010						22,135,805
Issuance of common stock for cash, value	3,423,416					842	3,422,574
Stock Issued During Period, Shares, New Issues						8,421,000
Issuance of common stock in connection with the conversion of a promissory note into a current private placement, value	611,750					153	611,597
Issuance of common stock in connection with the conversion of a promissory note into a current private placement, shares						1,529,375
Issuance of common stock for services, value	1,117,500					135	1,117,365
Issuance of common stock for services, shares						1,350,000
Issuance of common stock in connection with the conversion of promissory notes, value	1,007,747					120	1,007,627
Issuance of common stock in connection with the conversion of promissory notes, shares						1,196,238
Issuance of common stock and preferred stock in connection with the acquisition of Arttor Gold LLC, value	1,978,380		800			1,300	1,976,280
Issuance of common stock and preferred stock in connection with the acquisition of Arttor Gold LLC, shares			8,000,000			13,000,000
Issuance of preferred stock in connection with the credit facility agreement and notes payable, value	2,700,000	225					2,699,775
Issuance of preferred stock in connection with the credit facility agreement and notes payable, shares		2,250,000
Issuance of common stock in connection with the conversion of preferred stock, value		(225)	(750)			975
Issuance of common stock in connection with the conversion of preferred stock, shares		(2,250,000)	(7,500,000)			9,750,000
Issuance of preferred stock with warrants for cash, value	3,284,396			328			3,284,068
Issuance of preferred stock with warrants for cash, shares				3,284,396
Issuance of common stock in connection with the exercise of warrants, value						530	(530)
Issuance of common stock in connection with the exercise of warrants, shares						5,295,480
Issuance of common stock as incentive shares in connection with convertible promissory notes, value	750,000					75	749,925
Issuance of common stock as incentive shares in connection with convertible promissory notes, shares						750,000
Beneficial conversion feature in connection with a convertible promissory note	1,715,604						1,715,604
Preferred stock deemed dividend							3,284,396	(3,284,396)
Issuance of common stock in connection with a put right and release settlement agreement, value	4,761,500					535	4,760,965
Issuance of common stock in connection with a put right and release settlement agreement, shares						5,350,000
Issuance of common stock, warrants, and options in connection with an asset purchase agreement entered into with Continental Resources Group, Inc., value	14,857,675					7,609	14,850,066
Issuance of common stock, warrants, and options in connection with an asset purchase agreement entered into with Continental Resources Group, Inc., shares						76,095,215
Stock-based compensation in connection with options granted	649,402						649,402
Stock-based compensation in connection with the assumed options and warrants attributable to post-combination services	2,235,439						2,235,439
Cancellation of common stock in connection with the separation agreement, value	(59,702)					(165)	75	(59,612)
Cancellation of common stock in connection with the separation agreement, shares						(1,650,000)
Cancellation of common stock issued to a founder, value						(45)	45
Cancellation of common stock issued to a founder, shares						(450,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(24,557,936)							(24,556,772)	(1,164)
Ending balance, value at Dec. 31, 2011	17,151,514		50	328		14,277	47,114,351	(29,976,328)	(1,164)
Ending balance, shares at Dec. 31, 2011			500,000	3,284,396		142,773,113
Issuance of preferred stock for cash, value	1,000,000				100		999,900
Issuance of preferred stock for cash, shares					1,000,000
Issuance of common stock for cash, value	9,432,450					2,883	9,429,567
Stock Issued During Period, Shares, New Issues						28,827,139
Issuance of common stock to placement agent in connection with sale of common stock, value						30	(30)
Issuance of common stock to placement agent in connection with sale of common stock, shares						303,030
Stock Issued During Period, Value, Other	3,817,917					1,200	3,816,717
Stock Issued During Period, Shares, Other						12,000,000
Issuance of common stock in connection with the note modification agreement, value	978,000					200	977,800
Issuance of common stock in connection with the note modification agreement, shares						2,000,000
Issuance of warrants in connection with the note modification agreement	2,044,186						2,044,186
Issuance of common and preferred stock for conversion of notes payable, value	12,958,913				549	1,284	13,494,579	(537,499)
Issuance of common and preferred stock for conversion of notes payable, shares					5,486,968	12,841,082
Issuance of common stock for services, value	454,642					50	454,592
Issuance of common stock for services, shares						500,000
Issuance of common stock in connection with the conversion of preferred stock, value	3,601		(50)	(328)	(649)	3,093	80,813	(79,278)
Issuance of common stock in connection with the conversion of preferred stock, shares			(500,000)	(3,284,396)	(6,486,968)	30,938,656
Issuance of common stock as consideration for the conversion of preferred stock, value						300	1,085,700	(1,086,000)
Issuance of common stock as consideration for the conversion of preferred stock, shares						3,000,000
Issuance of common stock in connection with the exercise of warrants, value						624	(624)
Issuance of common stock in connection with the exercise of warrants, shares						6,229,718
Issuance of common stock in connection with the acquisition of mineral rights, value	4,600,000					1,000	4,599,000
Issuance of common stock in connection with the acquisition of mineral rights, shares						10,000,000
Issuance of warrants in connection with the acquisition of mineral rights, value	1,109,441						1,109,441
Issuance of restricted common stock to various officers, value	1,230,130					920	1,229,210
Issuance of restricted common stock to various officers, shares						9,200,000
Issuance of common stock in connection with the cancellation of warrants, value	4,883,196					973	4,882,223
Issuance of common stock in connection with the cancellation of warrants, shares						9,729,285
Preferred stock deemed dividend							1,000,000	(1,000,000)
Cancellation of common stock in connection with the Agreement and Plan of Merger with Valor Gold, value						(175)	175
Cancellation of common stock in connection with the Agreement and Plan of Merger with Valor Gold, shares						(1,750,000)
Stock-based compensation in connection with options granted to employees and consultants	11,903,087						11,903,087
Stock-based compensation in connection with the assumed options and warrants attributable to post-combination services	1,426,152						1,426,152
Stock-based compensation in connection with warrants granted to consultants	163,155						163,155
Reclassification of derivatives to equity	7,750,289						7,750,289
Assignment of common stock in connection with cancellation of debt and assignment of shares agreement	103,500						103,500
Distribution Former Parent Company	(611,589)						(611,589)
Preferred Stock dividends	(21,150)							(21,150)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(49,103,047)							(49,104,211)	1,164
Ending balance, value at Dec. 31, 2012	$ 31,274,387					$ 26,659	$ 113,052,194	$ (81,804,466)
Ending balance, shares at Dec. 31, 2012						266,592,023